Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Our financial instruments consist primarily of cash and cash equivalents, short-term and long-term restricted cash and investments, short-term and long-term investments, customer accounts receivable, margin deposits and guaranty funds, cost and equity method investments, short-term and long-term debt and certain other short-term assets and liabilities. The fair value of our financial instruments are measured based on a three-level hierarchy:

•	Level 1 inputs — quoted prices for identical assets or liabilities in active markets.

•	Level 2 inputs — observable inputs other than Level 1 inputs such as quoted prices for similar assets and liabilities in active markets or inputs other than quoted prices that are directly observable.

•	Level 3 inputs — unobservable inputs supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
We use Level 1 inputs to determine fair value. The Level 1 assets consist of U.S. Treasury securities, equity and other securities listed in active markets, and investments in publicly traded mutual funds held for the purpose of providing future payments of the SERP and SESP plans.
Financial assets and liabilities recorded in the accompanying consolidated balance sheets as of December 31, 2016 and 2015 are classified in their entirety based on the lowest level of input that is significant to the asset or liability’s fair value measurement. Financial instruments measured at fair value on a recurring basis as of December 31, 2016 are as follows (in millions):

	Level 1	Level 2	Level 3	Total
Assets at fair value:
Long-term investment in equity securities	$432	$—	$—	$432
U.S. Treasury securities	500	—	—	500
Mutual Funds	23	—	—	23
Total assets at fair value	$955	$—	$—	$955
Financial instruments measured at fair value on a recurring basis as of December 31, 2015 are as follows (in millions):

	Level 1	Level 2	Level 3	Total
Assets at fair value:
Long-term investment in equity securities	$299	$—	$—	$299
U.S. Treasury securities	449	—	—	449
Mutual Funds	29	—	—	29
Total assets at fair value	$777	$—	$—	$777

As of December 31, 2016, the fair value of our $1.24 billion 2020 Senior Notes was $1.27 billion, the fair value of our $1.24 billion 2025 Senior Notes was $1.29 billion, the fair value of our $851 million NYSE USD Notes was $855 million, the fair value of our $790 million 2023 Senior notes was $836 million, and the fair value of our $598 million 2018 Senior Notes was $607 million. The fair values of these fixed rate notes were estimated using quoted market prices for these instruments. The fair value of our commercial paper approximates the carrying value since the rates of interest on this short-term debt approximate market rates as of December 31, 2016. All other financial instruments are determined to approximate carrying value due to the short period of time to their maturities.
The long-term investment in equity securities as of December 31, 2016 and 2015 represents our investment in Cetip, recorded at its fair value using its quoted market price (Note 5). The mutual funds represent equity and fixed income mutual funds held for the purpose of providing future payments to the SERP and SESP (Note 14).
As of December 31, 2016, we were holding $500 million in U.S. Treasury securities, all of which had original maturities of less than one year from the date of purchase. Of these securities, $350 million were recorded as short-term restricted cash and investments and $150 million were recorded as long-term restricted cash and investments in the accompanying consolidated balance sheet as of December 31, 2016. As of December 31, 2015, we were holding $449 million in U.S. Treasury securities, all of which had original maturities of less than one year from the date of purchase. Of these securities, $25 million were recorded as cash and cash equivalents, $274 million were recorded as short-term restricted cash and investments and $150 million were recorded as long-term restricted cash and investments in the accompanying consolidated balance sheet as of December 31, 2015. We account for the U.S. Treasury securities held using the available-for-sale method. All of the U.S. Treasury securities recorded as cash and cash equivalents have original maturities of less than 90 days.
We did not use Level 2 and 3 inputs to determine the fair value of assets or liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015. We measure certain assets, such as intangible assets and cost and equity method investments, at fair value on a non-recurring basis. These assets are recognized at fair value if they are deemed to be impaired. As of December 31, 2016 and 2015, none of these assets were required to be recorded at fair value since none of these assets were deemed impaired.